Quarterly Holdings Report
for
Fidelity® MSCI Utilities Index ETF
April 30, 2020
T11-QTLY-0620
1.9584800.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 58.4%
Electric Utilities – 58.4%
ALLETE, Inc.	45,631	$ 2,626,520
Alliant Energy Corp.	215,909	10,482,382
American Electric Power Co., Inc.	435,966	36,233,134
Duke Energy Corp.	646,766	54,755,210
Edison International	316,507	18,582,126
El Paso Electric Co.	35,887	2,440,316
Entergy Corp.	175,733	16,784,259
Evergy, Inc.	201,151	11,753,253
Eversource Energy	285,755	23,060,428
Exelon Corp.	857,996	31,814,492
FirstEnergy Corp.	476,889	19,681,209
Hawaiian Electric Industries, Inc.	96,256	3,799,224
IDACORP, Inc.	44,483	4,082,650
MGE Energy, Inc.	30,560	1,976,010
NextEra Energy, Inc.	431,403	99,705,861
NRG Energy, Inc.	222,063	7,445,772
OGE Energy Corp.	176,679	5,568,922
Otter Tail Corp.	31,599	1,402,364
Pinnacle West Capital Corp.	99,213	7,638,409
PNM Resources, Inc.	70,335	2,847,864
Portland General Electric Co.	78,882	3,690,889
PPL Corp.	638,161	16,222,053
The Southern Co.	925,628	52,510,876
Xcel Energy, Inc.	462,833	29,417,665
TOTAL ELECTRIC UTILITIES		464,521,888
GAS UTILITIES – 4.8%
Gas Utilities – 4.8%
Atmos Energy Corp.	105,337	10,741,214
Chesapeake Utilities Corp.	14,487	1,273,118
National Fuel Gas Co.	68,638	2,814,158
New Jersey Resources Corp.	79,658	2,690,847
Northwest Natural Holding Co.	26,855	1,748,260
ONE Gas, Inc.	46,550	3,710,500
South Jersey Industries, Inc.	81,442	2,328,427
Southwest Gas Holdings, Inc.	48,211	3,654,394
Spire, Inc.	44,994	3,282,762
Star Group LP	41,698	329,414
UGI Corp.	184,476	5,567,486
TOTAL GAS UTILITIES		38,140,580
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 2.7%
Independent Power Producers & Energy Traders – 2.0%
Clearway Energy, Inc. Class A	30,351	567,563
Clearway Energy, Inc. Class C	64,826	1,298,465
The AES Corp.	585,961	7,763,983
Vistra Energy Corp.	322,670	6,304,972
		15,934,983
Renewable Electricity – 0.7%
NextEra Energy Partners LP	53,591	2,695,092

	Shares	Value

Ormat Technologies, Inc.	33,702	$2,103,342
TerraForm Power, Inc. Class A	60,248	1,043,495
		5,841,929
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		21,776,912
MULTI-UTILITIES – 29.5%
Multi-Utilities – 29.5%
Ameren Corp.	217,148	15,797,517
Avista Corp.	58,945	2,536,993
Black Hills Corp.	54,237	3,359,440
CenterPoint Energy, Inc.	443,283	7,549,110
CMS Energy Corp.	250,523	14,302,358
Consolidated Edison, Inc.	293,408	23,120,550
Dominion Energy, Inc.	726,470	56,032,631
DTE Energy Co.	169,553	17,589,428
MDU Resources Group, Inc.	176,667	3,967,941
NiSource, Inc.	329,698	8,278,717
NorthWestern Corp.	44,557	2,570,493
Public Service Enterprise Group, Inc.	446,357	22,634,764
Sempra Energy	248,805	30,814,499
Unitil Corp.	13,099	659,011
WEC Energy Group, Inc.	278,408	25,209,844
TOTAL MULTI-UTILITIES		234,423,296
WATER UTILITIES – 4.4%
Water Utilities – 4.4%
American States Water Co.	32,541	2,582,779
American Water Works Co., Inc.	159,556	19,416,370
California Water Service Group	42,432	1,906,046
Essential Utilities, Inc.	190,503	7,961,120
Middlesex Water Co.	15,422	929,947
SJW Group	21,378	1,272,632
The York Water Co.	11,454	461,825
TOTAL WATER UTILITIES		34,530,719
TOTAL COMMON STOCKS (Cost $821,760,258)		793,393,395
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (a) (Cost $1,264,000)	1,264,000	1,264,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $823,024,258)		794,657,395
NET OTHER ASSETS (LIABILITIES) (b) – 0.1%		427,898
NET ASSETS – 100.0%		$ 795,085,293

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Schedule of Investments (Unaudited)–continued
Legend
(a)	The rate quoted is the annualized seven-day yield of the fund at period end.
(b)	Includes $189,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Future Contracts	27	June 2020	$1,558,710	$(13,642)	$(13,642)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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